Income Tax - Schedule of Company Offsets Deferred Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company Offsets Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets, net
Deferred tax liabilities, net	¥ 3,798,357	¥ 3,827,489	¥ 3,399,427